Consolidated Balance Sheets (Parenthetical) - John Keeler & Co., Inc. [Member] - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value	$ 1.00	$ 1.00	$ 1.00
Common stock, shares authorized	500	500	500
Common stock, shares issued	500	500	500
Common stock, shares outstanding	500	500	500
Accounts Payable [Member]
Current liabilities of VIE	$ 26,116	$ 318,073	$ 40,329
Other Current Assets [Member]
Current assets attributable to VIE	6,896	3,656	2,247
Inventories [Member]
Current assets attributable to VIE	66,916	257,798	89,127
Accounts Receivable [Member]
Current assets attributable to VIE	103,480	138,333	53,750
Cash [Member]
Current assets attributable to VIE	$ 4,670	$ 22,571	$ 41,889